Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Capital Commitments [Abstract]
Expected Non-cancellable Operating Lease Payments

Expected non-cancellable operating lease payments are as follows:

	2017	2016
Less than one year	$12,248	$16,564
Between one and five years	27,445	35,615
Later than five years	21,909	—
	$61,602	$52,179

Amounts Recognized as Expenses in Respect of Operating Leases

The following amounts were recognized as expenses in respect of operating leases in the consolidated statements of loss:

	2017	2016
Operating leases	$16,311	$18,084
Sub-lease recoveries	(441)	(587)
	$15,870	$17,497